Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies [Line Items]
Bank guarantees, outstanding	$ 8,385	$ 8,879	$ 11,958
Capital Addition Purchase Commitments
Commitments And Contingencies [Line Items]
Commitments and contingencies	$ 7,221	$ 8,314	$ 5,185